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JOB NUMBER 227
--------------

May 16, 1997

Dear Valued Investor,

The ISI Money Show in Las Vegas brought a whirlwind of valuable investment information. We realize you may not have had the opportunity to visit the U.S. GLOBAL INVESTORS' booth or attend our workshops, but we would like to share with you ways we can increase your portfolio's potential for superior performance.

FRANK HOLMES, U.S. Global Investors' chairman and CEO, hosted a workshop at the conference to discuss the flourishing investment opportunities in China, Eastern Europe and Russia. VICTOR FLORES, portfolio manager of the U.S. World Gold Fund, spoke about the growth potential in gold mining stocks. And, ART BONNEL, portfolio manager of the Bonnel Growth Fund, explored his strategies for selecting the fastest-growing domestic stocks.

In addition to these exciting growth stock funds, U.S. Global Investors also offers you the money market fund which Lipper has ranked #1 for five-year performance. With the highest five-year yield of any fund in its category, this safe haven is ideal for managing your cash investments and protecting gains made in the bull market we are enjoying today.

We have enclosed in this letter an information guide to our family of no-load funds. Read it today to discover how we can enhance your portfolio's growth potential and offer you the high yields of our money market fund. To invest in our funds, or for more information, call 1-800-US-FUNDS or 1-800-873-8637 for a free investment guide. You can also find us on the Internet at www.usfunds.com or via e-mail at shsvc@usfunds.com.

Thanks again, and we look forward to working with you in the future.

Sincerely,

/S/FRANK HOLMES

Frank Holmes
Chairman & CEO

P.S. All of our funds are available for your IRA account. Transfer or contribute $10,000 or more to a U.S. Global IRA account and we will waive the annual custodial fee for the life of your account. To find out how an IRA can outperform regular investment accounts, call 1-800-873-8637 today.


----------
For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing; it details the special risks, including political, currency and economic risks, of investing in emerging markets. Please see the reserve for other important fund information.


--------------------------------------------------------------------------------
FUND INFORMATION
Past performance is no guarantee of future results. Investment returns and principal value of accounts in non-money market funds may fluctuate so that you have a gain or loss when you sell your shares. Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively.

--------------
JOB NUMBER 225
--------------


Dear Investor,

Thank you for spending time with me at my Adventure Investing workshop at the Las Vegas Money Show. I hope you discovered that U.S. Global Investors is a mutual fund company where investors can find the pursuit of their financial goals to be enlightening and entertaining as well as profitable.

During my presentation, I gave you several actionable investment ideas for building and improving your portfolio. Here's a quick reminder of my top five ideas.

1. EARN MORE FOR YOUR CASH in America's #1 government money market fund. Over the past five years the U.S. Government Securities Savings Fund has earned investors the highest yield of any fund in its category and has Lipper's #1 ranking to prove it. For your convenience, I have enclosed an investment guide for the Fund. I encourage you to start enjoying the Fund's benefits today by sending us the application in the back of the guide with an investment check.

2. HELP YOUR CHILDREN OR GRANDCHILDREN LEARN the rewards of long-term investing through our U.S. All American Equity Fund. This blue-chip stock fund offers them the potential to discover the powerful growth potential of the U.S. stock market and the chance to participate in the success of America's economy. You can open an account with as little as $100 in our ABC Investment Plan(R).

3. SPICE UP YOUR PORTFOLIO'S PERFORMANCE POTENTIAL with our exotic global funds. The China Region Opportunity Fund, the Regent Eastern European Fund, the Adrian Day Global Opportunity Fund, the U.S. World Gold Fund and the U.S. Global Resources Fund are specialized funds designed for adventurous investors seeking outstanding growth opportunity.

U.S. Global Investors is a unique, entrepreneurial and dynamic fund company where the adventurous discover a diverse collection of investment opportunities from around the globe. These investments are managed by sophisticated specialists who are inspired by performance and are passionate in their pursuit of profits for the shareholders who entrust us with their money.

As the CEO of U.S. Global Investors, I hope to welcome you soon as a shareholder of our funds.

Sincerely yours,

/S/ FRANK HOLMES

Frank Holmes
Chairman & CEO

P.S. Call 1-800-873-8637 today for a free investment guide on any of our funds. Ask an investor representative about our multitude of funds which have received coveted 4- and 5-star ratings from Morningstar.

----------
For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing; it details the special risks, including political, currency and economic risks, of investing in emerging markets. Please see the reverse for other important fund information.

--------------------------------------------------------------------------------

IMPORTANT FUND INFORMATION

Past performance is no guarantee of future results. Investment returns and principal of accounts in non-money market funds may fluctuate so that you may have a gain or loss when you sell shares. U.S. stands for United Services.

Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. This fund and the U.S. Treasury Securities Cash Fund, like all other mutual funds, are neither banks nor FDIC insured; nor are they backed by the U.S. government or its agencies; however, the securities which the former fund invests in are. These funds are managed to maintain a stable $1 per share value, though there is no assurance they will be able to do so.

Morningstar uses a proprietary rating system to show historical, risk-adjusted performance as of 3/31/97. These ratings may change monthly and are calculated from the funds' one-, three-, five- and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns.The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. A summary of rankings follows for the funds noted on the reverse.


                                                1 yr     # Funds    3 yrs    # Funds    5 yrs     # Funds   10 yrs    # Funds
                                               -------   -------   -------   -------   -------     -------  -------   -------

Category: Domestic Equity
     U.S. All American Equity Fund .........   5 STARS     3048    4 STARS     1919    3 STARS      1076    1 STARS     601
     U.S. Real Estate Fund .................   5 STARS     3048    3 STARS     1919    1 STARS      1076       --        --
     U.S. Global Resources Fund ............   4 STARS     3048    2 STARS     1919    2 STARS      1076    1 STARS     601
Category: International Equity
     China Region Opportunity Fund .........   5 STARS      939    2 STARS      478      --          --        --        --
Category: Municipal Bond
     United Services Near-Term Tax Free Fund   5 STARS     1751    5 STARS     1237    4 STARS       601       --        --
     U.S. Tax Free Fund ....................   5 STARS     1751    4 STARS     1237    4 STARS       601    3 STARS     267

--------------
JOB NUMBER 228
--------------


May 16, 1997

Dear Investor,

Thank you for coming to U.S. Global Investors' shareholder meeting in Las Vegas. I was delighted to see you there and hope you had the opportunity to meet with and ask questions of your portfolio manager. At U.S. Global Investors, we pride ourselves on the personal relationships we have established with our shareholders. We welcome any suggestions you may have to enhance these meetings.

As you heard in Las Vegas, we have recently recruited several top fund managers to offer new and exciting investment opportunities. Adrian Day and Regent
Pacific, the sub-advisors for the Regent Eastern European Fund, have been a great addition to our increasingly strong portfolio of funds. Did you know that SIX of our funds have earned the coveted four- or five-star ratings from Morningstar for the one-year period ended March 31, 1997?

Mr. Day manages his namesake Adrian Day Global Opportunity Fund, which focuses on blue-chip stocks around the world. And the emerging-market specialists at Regent Pacific manage the Regent Eastern European Fund to offer you a gateway to the dawning new era of capitalism in Eastern Europe and the former Soviet Union.

Don't delay, please call our Investor Representatives at 1-800-US-FUNDS (1-800-873-8637) to invest in these and any other funds that may fit your investment portfolio. They will be glad to answer your questions and to send you a free investment guide for any of these funds.

Thank you for your support, and I look forward to seeing you again at a future meeting for U.S. Global Investors' shareholders.

Best regards,


/S/FRANK HOLMES
Frank Holmes
Chairman & CEO

P.S. The U.S. Government Securities Savings Fund, an ideal safe haven for protecting assets from market declines, has again won Lipper's #1 ranking for five-year performance. Enclosed you will find an investment guide for this high-yielding fund. Please read carefully about the many benefits it offers, and consider an investment in the Fund today.

----------
For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing; it details the special risks, including political, currency and economic risks, of investing in emerging markets. Please see the reverse for other important fund information.

--------------------------------------------------------------------------------

FUND INFORMATION
Past performance is no guarantee of future results. Investment returns and principal of accounts in non-money market funds may fluctuate so that you may have a gain or loss when you sell shares.
U.S. stands for United Services.

Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. This fund and the U.S. Treasury Securities Cash Fund, like all other mutual funds, are neither banks nor FDIC insured; nor are they backed by the U.S. government or its agencies; however, the securities which the former fund invests in are. These funds are managed to maintain a stable $1 per share value, though there is no assurance they will be able to do so.

Morningstar uses a proprietary rating system to show historical, risk-adjusted performance as of 3/31/97. These ratings may change monthly and are calculated from the funds' one-, three-, five-and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns.The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. A summary of rankings follows for the funds noted on the reverse.


                                                1 yr     # Funds    3 yrs    # Funds    5 yrs     # Funds   10 yrs    # Funds
                                               -------   -------   -------   -------   -------     -------  -------   -------

Category: Domestic Equity
     U.S. All American Equity Fund .........   5 STARS     3048    4 STARS     1919    3 STARS      1076    1 STARS     601
     U.S. Real Estate Fund .................   5 STARS     3048    3 STARS     1919    1 STARS      1076       --        --
     U.S. Global Resources Fund ............   4 STARS     3048    2 STARS     1919    2 STARS      1076    1 STARS     601
Category: International Equity
     China Region Opportunity Fund .........   5 STARS      939    2 STARS      478      --          --        --        --
Category: Municipal Bond
     United Services Near-Term Tax Free Fund   5 STARS     1751    5 STARS     1237    4 STARS       601       --        --
     U.S. Tax Free Fund ....................   5 STARS     1751    4 STARS     1237    4 STARS       601    3 STARS     267